Contingencies	12 Months Ended
Dec. 31, 2022
Contingencies [Abstract]
CONTINGENCIES

16. CONTINGENCIES

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

On January 20, 2021, a securities class action lawsuit was filed against the Company and its former Chief Executive Officer and Chief Financial Officer titled Anthony Pauwels v. Bit Digital, Inc., Min Hu and Erke Huang (Case No. 1:21-cv-00515) (U.S.D.C. S.D.N.Y.). A second class action lawsuit was filed, substantially identical on January 26, 2021, titled, Yang v. Bit Digital, Inc., Min Hu and Erke Huang (Case No. 1:21-cv- 00721). Several other related cases have since been filed seeking lead plaintiff status. The class action is on behalf of persons that purchased or acquired our ordinary shares between December 21, 2020 and January 11, 2021, a period of volatility in our Ordinary Shares, as well as volatility in the price of bitcoin. We believe the complaints are based solely upon a research article issued on January 11, 2021, which included false claims and to which the Company responded in a press release filed on Form 6-K on January 19, 2021. On April 21, 2021, the Court consolidated several related cases under the caption In re Bit Digital Securities Litigation. Joseph Franklin Monkam Nitcheu was appointed as lead plaintiff. We filed a motion to dismiss the lawsuits and vigorously defended the action. While that motion was pending, the Company agreed with the lead plaintiff selected in the case to settle the class action by paying $2,100,000. The Company recorded the liabilities of $2,100,000 in the account of “accrued litigation settlement costs”. The Company chose to do that to eliminate the burden, expense and uncertainties of further litigation. The Company continues to deny the allegations in the Amended Complaint and nothing in the settlement is evidence of any liability on the Company’s behalf.

On March 7, 2023, a final judgement in this matter was entered approving the settlement and certifying the class for purposes of enforcing the settlement and payment was then made by the Company.